PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Oct. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	October 31, 2021	October 31, 2020
Computer equipment	$10,684	$8,653
Finance lease equipment	544,378	239,595
Manufacturing equipment	258,791	171,430
	813,853	419,678
Less: accumulated depreciation	(107,146)	(54,444)
	706,707	365,234
Construction in progress:
Leasehold improvements	406,709	-
Total property and equipment, net	$1,113,416	$365,234